CAPITAL RISK MANAGEMENT (Details 1) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
FINANCIAL ASSETS
Financial assets at amortized cost	[1]	$ 299.3	$ 210.2
Financial assets at fair value through profit/loss	[2]	0.4	0.0
Subtotal		299.7	210.2
Total		299.7	210.2
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		756.4	792.2	[1]
Financial liabilities at fair value through profit/loss	[2]	0.0	0.0
Subtotal		756.4	792.2
Total		756.4	792.2
Trade payables
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		105.5	97.1	[1]
Financial liabilities at fair value through profit/loss	[2]	0.0	0.0
Subtotal		105.5	97.1
Non-financial liabilities	[3]	0.0	0.0
Total		105.5	97.1
Financial debt short-term
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		51.4	80.7	[1]
Financial liabilities at fair value through profit/loss	[2]	0.0	0.0
Subtotal		51.4	80.7
Non-financial liabilities	[3]	0.0	0.0
Total		51.4	80.7
Other liabilities
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		106.9	94.0	[1]
Financial liabilities at fair value through profit/loss	[2]	0.0	0.0
Subtotal		106.9	94.0
Non-financial liabilities	[3]	14.6	38.1
Total		121.5	132.1
Financial debt long-term
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		492.6	520.4	[1]
Financial liabilities at fair value through profit/loss	[2]	0.0	0.0
Subtotal		492.6	520.4
Non-financial liabilities	[3]	0.0	0.0
Total		492.6	520.4
Cash and cash equivalents
FINANCIAL ASSETS
Financial assets at amortized cost		234.2	137.4	[1]
Financial assets at fair value through profit/loss	[2]	0.0	0.0
Subtotal		234.2	137.4
Non-financial assets	[3]	0.0	0.0
Total		234.2	137.4
Trade receivables
FINANCIAL ASSETS
Financial assets at amortized cost		1.3	4.6	[1]
Financial assets at fair value through profit/loss	[2]	0.0	0.0
Subtotal		1.3	4.6
Non-financial assets	[3]	0.0	0.0
Total		1.3	4.6
Other accounts receivable
FINANCIAL ASSETS
Financial assets at amortized cost		36.4	43.3	[1]
Financial assets at fair value through profit/loss	[2]	0.4	0.0
Subtotal		36.8	43.3
Non-financial assets	[3]	10.0	16.1
Total		46.8	59.4
Other non-current assets
FINANCIAL ASSETS
Financial assets at amortized cost		27.4	24.9	[1]
Financial assets at fair value through profit/loss	[2]	0.0	0.0
Subtotal		27.4	24.9
Non-financial assets	[3]	0.0	0.0
Total		$ 27.4	$ 24.9

[1]	Financial assets and financial liabilities at amortized cost have been referred to in the combined financial statements 2017 as loans and receivables.
[2]	Financial assets and financial liabilities at fair value through profit and loss include FX derivates (Fair value Level 2).
[3]	Non-financial assets or non-financial liabilities comprise prepaid expenses and deferred income, which will not generate a cash outflow or inflow as well as other tax positions.